Leases - Weighted-average Lease Terms and Discount Rates (Details)	Dec. 31, 2023	Dec. 31, 2022
Finance leases
Weighted-average remaining lease term (in years)	5 years 1 month 6 days	3 years 8 months 12 days
Weighted-average discount rate	4.62%	3.57%
Operating leases
Weighted-average remaining lease term (in years)	6 years 2 months 12 days	4 years 6 months
Weighted-average discount rate	4.46%	3.77%